Intangibles - Expected Amortization (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Intangibles
Amortization of Intangible Assets	$ 159,766	$ 172,267	$ 676,566	$ 817,215
Impairment of intangible assets			0	$ 2,105,483
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2023	639,069		639,065
2024	639,069		639,065
2025	639,069		639,065
2026	639,069		639,065
2027	$ 639,069		$ 639,065